Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt
Schedule of short-term debt

	December 31,
($ in millions)	2014	2013
Short-term debt (weighted-average interest rate of 5.8% and 6.9%, respectively)	299	423
Current maturities of long-term debt (weighted-average nominal interest rate of 5.9% and 3.6%, respectively)	54	30

Total	353	453

Schedule of long-term debt

	December 31,
	2014			2013
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	2,318	2.7%	1.1%	2,211	2.7%	1.2%
Fixed rate	5,074	3.2%	3.2%	5,389	3.1%	3.1%

	7,392			7,600
Current portion of long-term debt	(54)	5.9%	5.9%	(30)	3.6%	3.6%

Total	7,338			7,570

Schedule of principal amounts of long-term debt repayable at maturity

        At December 31, 2014, the principal amounts of long-term debt repayable (excluding capital lease obligations) at maturity were as follows:

($ in millions)
2015	25
2016	1,140
2017	869
2018	354
2019	1,523
Thereafter	3,273

Total	7,184

Schedule of outstanding bonds

	December 31,
	2014			2013
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
2.5% USD Notes, due 2016	USD	600	$599	USD	600	$598
1.25% CHF Bonds, due 2016	CHF	500	$512	CHF	500	$568
1.625% USD Notes, due 2017	USD	500	$498	USD	500	$498
4.25% AUD Notes, due 2017	AUD	400	$335	AUD	400	$353
1.50% CHF Bonds, due 2018	CHF	350	$354	CHF	350	$393
2.625% EUR Instruments, due 2019	EUR	1,250	$1,518	EUR	1,250	$1,722
4.0% USD Notes, due 2021	USD	650	$643	USD	650	$642
2.25% CHF Bonds, due 2021	CHF	350	$381	CHF	350	$396
5.625% USD Notes, due 2021	USD	250	$283	USD	250	$287
2.875% USD Notes, due 2022	USD	1,250	$1,275	USD	1,250	$1,230
4.375% USD Notes, due 2042	USD	750	$728	USD	750	$727

Total			$7,126			$7,414

(1)	USD carrying values include bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.